Summary of Significant Accounting Policies - Schedule of Amortization is recorded over the estimated useful lives of the assets on a straight-line basis (Detail) - Planet Labs Inc [Member]	12 Months Ended
Jan. 31, 2021
Developed technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 days
Imagery library
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 days
Trade names and other | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 days
Trade names and other | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 days